LOANS AND ADVANCES TO CUSTOMERS, NET	12 Months Ended
Dec. 31, 2023
LOANS AND ADVANCES TO CUSTOMERS, NET
LOANS AND ADVANCES TO CUSTOMERS, NET

NOTE 6. LOANS AND ADVANCES TO CUSTOMERS, NET

Loans and financial leasing operating portfolio

The following is the composition of the loans and financial leasing operations portfolio, net as of December 31, 2023 and 2022:

Composition	December 31, 2023	December 31, 2022
In millions of COP
Commercial	134,687,396	143,537,853
Consumer	54,591,769	59,588,721
Mortgage	36,250,408	37,371,373
Financial Leases(1)	27,277,057	28,097,716
Small Business Loans	1,145,017	1,328,076
Total gross loans and advances to customers(2)	253,951,647	269,923,739
Total allowance	(16,223,103)	(15,479,640)
Total Net loans and advances to customers	237,728,544	254,444,099
(1)	See note 7.1 Lessor.
(2)	The operations in Colombia and Banistmo in Panama contributed to the portfolio contraction. In addition, in 2023 the Colombian peso revalued 20.54% against the US dollar.

Allowance for loans losses

The following table sets forth the changes in the allowance for loans and advances and lease losses as of December 31, 2023, 2022 and 2021:

As of December 31, 2023

					Small
Concept	Commercial	Consumer	Mortgage	Financial	business	Total
				Leases	loans
In millions of COP
Balance at beginning of period January 1, 2023	7,270,305	6,047,135	1,024,091	1,013,074	125,035	15,479,640
Loan sales(1)	(829,547)	-	-	-	-	(829,547)
Recovery of charged - off loans	93,251	548,655	64,573	61,749	2,706	770,934
Credit impairment charges on loans, advances and financial leases, net	756,174	6,313,453	104,417	167,904	119,531	7,461,479
Adjusted stage 3(2)	427,283	509,668	33,465	67,288	11,201	1,048,905
Charges-off	(970,685)	(5,261,966)	(128,532)	(277,904)	(81,276)	(6,720,363)
Translation adjustment	(456,515)	(439,907)	(74,808)	(7,536)	(9,179)	(987,945)
Balance at December 31, 2023	6,290,266	7,717,038	1,023,206	1,024,575	168,018	16,223,103
(1)	Corresponds to the release of loan allowances related to portfolio sales.
(2)	Recognized as a reduction to Interest Income on loans and financial leases in Consolidated Statement of Income, in accordance with IFRS 9.

The charges-off still subject to enforcement activity.

As of December 31, 2022

					Small
Concept	Commercial	Consumer	Mortgage	Financial	business	Total
				Leases	loans
In millions of COP
Balance at beginning of period January 1, 2022	7,813,023	5,305,267	1,061,058	1,521,067	164,067	15,864,482
Loan sales(1)	(225,226)	-	-	-	-	(225,226)
Recovery of charged - off loans	188,018	385,011	28,690	72,056	1,191	674,966
Credit impairment charges on loans, advances and financial leases, net	502,577	3,447,515	183,436	(461,665)	49,490	3,721,353
Adjusted stage 3(2)	323,196	279,843	38,769	48,836	11,989	702,633
Charges-off	(1,742,895)	(3,788,517)	(345,991)	(176,407)	(111,092)	(6,164,902)
Translation adjustment	411,612	418,016	58,129	9,187	9,390	906,334
Balance at December 31, 2022	7,270,305	6,047,135	1,024,091	1,013,074	125,035	15,479,640
(1)	Corresponds to the release of loan allowances related to portfolio sales.
(2)	Recognized as a reduction to Interest Income on loans and financial leases in Consolidated Statement of Income, in accordance with IFRS 9.

The charges-off still subject to enforcement activity.

As of December 31, 2021

					Small
Concept	Commercial	Consumer	Mortgage	Financial	business	Total
				Leases	loans
In millions of COP
Balance at beginning of period January 1, 2021	7,673,720	5,753,430	992,515	1,996,033	200,345	16,616,043
Loan sales(1)	(27,817)	-	-	-	-	(27,817)
Recovery of charged - off loans	125,208	349,125	26,660	61,303	3,140	565,436
Credit impairment charges on loans, advances and financial leases, net	198,619	2,268,595	68,809	(34,678)	19,833	2,521,178
Adjusted stage 3(2)	216,330	288,214	49,893	40,747	12,550	607,734
Charges-off	(674,248)	(3,618,009)	(110,408)	(554,701)	(79,065)	(5,036,431)
Translation adjustment	301,211	263,912	33,589	12,363	7,264	618,339
Balance at December 31, 2021	7,813,023	5,305,267	1,061,058	1,521,067	164,067	15,864,482
(1)	Corresponds to the release of loan allowances related to portfolio sales.
(2)	Recognized as a reduction to Interest Income on loans and financial leases in Consolidated Statement of Income, in accordance with IFRS 9.

The charges-off still subject to enforcement activity.

The following table presents information about the nature and effects of changes in the contractual cash flows of the loan portfolio that did not result in derecognition and the effect of these changes on the measurement of expected credit losses.

Changes in the contractual cash flows of the loan portfolio that did not result in derecognition
In millions of COP
	2023	2022
Loan portfolio modified during the period
Amortized cost before modification	7,566,692	5,524,962
Net gain or loss on changes	(182,023)	(78,790)
Loan portfolio modified since initial recognition
Gross carrying value of the previously modified loan portfolio for which the allowance for losses has been changed from the asset's life to the expected credit losses for 12 months.	393,789	164,423

Impact of movements in the value of the portfolio and loss allowance by Stage

Variation December 2023 vs December 2022

Stage 1 (12-month expected credit losses)

Stage 1 exposure decreased by COP 14,397,167 and the loss allowance increased by COP 820,111. The decrease in the portfolio at this stage is mainly due to the restatement of the dollar loans into colombian pesos due to a lower in the market representative rate and a slow disbursement dynamic of the consumer portfolio compared to the previous period. The increase in the loss allowance is due to the impact of a less favorable economic outlook, where there is lower economic growth and a high trend of interest rates throughout the year.

Stage 2 (Lifetime expected credit losses)

The exposure in Stage 2 decreased by COP 2,613,778 and the loss allowance decreased by COP 608,427. The decrease in exposure is due to the migration of loans with delinquency over 90 days to Stage 3, and the level of new overdue portfolio being lower than the previous period. The decrease of loss allowance is in accordance with the decrease in exposure.

Stage 3 (Lifetime expected credit losses)

The exposure in Stage 3 increased by COP 1,038,853, and the loss allowance increased by COP 531,779. The variation in exposure and loss allowance in this Stage is mainly due to clients of the consumer portfolio reaching a delinquency height over 90 days and the impairment of significant clients from the construction sector.

The following explains the significant changes in the loans and the allowance for loan losses by category during the periods ended on December 31, 2023 and 2022 as a result of applying the expected credit loss model according to IFRS 9:

As of December 31, 2023

Commercial

	Stage1		Stage2		Stage3		Total
	Gross		Gross		Gross		Gross
	carrying	Allowance	carrying	Allowance	carrying	Allowance	carrying	Allowance
In millions of COP
Balance at January 1, 2023	126,530,862	(665,259)	8,062,435	(751,728)	8,944,556	(5,853,318)	143,537,853	(7,270,305)
Transfers of financial instruments:	(1,248,210)	(73,788)	(565,802)	157,677	1,814,012	(83,889)	-	-
Transfers from stage 1 to stage 2	(1,286,292)	24,362	1,286,292	(24,362)	-	-	-	-
Transfers from stage 1 to stage 3	(900,645)	26,071	-	-	900,645	(26,071)	-	-
Transfers from stage 2 to stage 1	931,660	(118,403)	(931,660)	118,403	-	-	-	-
Transfers from stage 2 to stage 3	-	-	(1,081,128)	139,257	1,081,128	(139,257)	-	-
Transfers from stage 3 to stage 1	7,067	(5,818)	-	-	(7,067)	5,818	-	-
Transfers from stage 3 to stage 2	-	-	160,694	(75,621)	(160,694)	75,621	-	-
Remeasurement arising from transfer of stage	(172,134)	98,684	(190,275)	(7,563)	(153,574)	(1,140,608)	(515,983)	(1,049,487)
Remeasurement from remaining in the stage	(10,087,837)	69,038	(444,057)	97,791	(135,588)	(159,438)	(10,667,482)	7,391
Remeasurement due to changes in economics factors	-	(14,781)	-	(19,968)	-	7,515	-	(27,234)
Remeasurement due to changes in model inputs	-	-	-	-	-	-	-	-
Remeasurement due to methodological changes	-	19,001	-	53,533	-	25,299	-	97,833
New financial assets purchased/originated(1)	60,154,305	(302,169)	1,192,219	(143,442)	1,296,765	(725,298)	62,643,289	(1,170,909)
Financial assets that have been derecognized	(45,206,464)	181,931	(1,519,892)	121,596	(1,715,530)	1,391,718	(48,441,886)	1,695,245
Charges-off	(19,285)	973	(81,528)	17,475	(869,872)	952,237	(970,685)	970,685
Foreign Exchange and other movements	(9,177,310)	48,275	(999,563)	49,159	(720,837)	359,081	(10,897,710)	456,515
Balance at December 31, 2023	120,773,927	(638,095)	5,453,537	(425,470)	8,459,932	(5,226,701)	134,687,396	(6,290,266)
(1)	Includes financial assets purchased, originated and restructured.

Consumer

	Stage1		Stage2		Stage3		Total
	Gross		Gross		Gross		Gross
	carrying	Allowance	carrying	Allowance	carrying	Allowance	carrying	Allowance
In millions of COP
Balance at January 1, 2023	51,510,943	(1,823,841)	5,288,921	(1,868,882)	2,788,857	(2,354,412)	59,588,721	(6,047,135)
Transfers of financial instruments:	(2,366,645)	(213,509)	299,377	313,735	2,067,268	(100,226)	-	-
Transfers from stage 1 to stage 2	(1,890,263)	116,262	1,890,263	(116,262)	-	-	-	-
Transfers from stage 1 to stage 3	(1,805,932)	124,706	-	-	1,805,932	(124,706)	-	-
Transfers from stage 2 to stage 1	1,252,391	(381,036)	(1,252,391)	381,036	-	-	-	-
Transfers from stage 2 to stage 3	-	-	(547,962)	230,723	547,962	(230,723)	-	-
Transfers from stage 3 to stage 1	77,159	(73,441)	-	-	(77,159)	73,441	-	-
Transfers from stage 3 to stage 2	-	-	209,467	(181,762)	(209,467)	181,762	-	-
Remeasurement arising from transfer of stage	(176,080)	281,499	(103,802)	(541,174)	990,976	(4,445,663)	711,094	(4,705,338)
Remeasurement from remaining in the stage	(4,024,103)	(79,073)	(162,497)	(79,505)	278,004	(493,421)	(3,908,596)	(651,999)
Remeasurement due to changes in economics factors	-	(242,317)	-	(32,244)	-	989	-	(273,572)
Remeasurement due to changes in model inputs	-	-	-	-	-	-	-	-
Remeasurement due to methodological changes	-	(423,782)	-	252,110	-	19,805	-	(151,867)
New financial assets purchased/originated(1)	15,350,895	(866,684)	1,429,142	(584,910)	1,275,594	(1,053,814)	18,055,631	(2,505,408)
Financial assets that have been derecognized	(9,643,264)	349,930	(858,742)	315,991	(294,422)	250,487	(10,796,428)	916,408
Charges-off	(1,299,715)	231,387	(1,129,877)	542,312	(2,832,374)	4,488,267	(5,261,966)	5,261,966
Foreign Exchange and other movements	(3,291,416)	114,156	(355,455)	98,062	(149,816)	227,689	(3,796,687)	439,907
Balance at December 31, 2023	46,060,615	(2,672,234)	4,407,067	(1,584,505)	4,124,087	(3,460,299)	54,591,769	(7,717,038)
(1)	Includes financial assets purchased, originated and restructured.

Financial Leases

	Stage1		Stage2		Stage3		Total
	Gross		Gross		Gross		Gross
	carrying	Allowance	carrying	Allowance	carrying	Allowance	carrying	Allowance
In millions of COP
Balance at January 1, 2023	23,566,544	(151,328)	3,172,285	(238,920)	1,358,887	(622,826)	28,097,716	(1,013,074)
Transfers of financial instruments:	(33,774)	(56,552)	(337,901)	74,010	371,675	(17,458)	-	-
Transfers from stage 1 to stage 2	(886,398)	15,837	886,398	(15,837)	-	-	-	-
Transfers from stage 1 to stage 3	(214,258)	6,202	-	-	214,258	(6,202)	-	-
Transfers from stage 2 to stage 1	1,065,222	(77,927)	(1,065,222)	77,927	-	-	-	-
Transfers from stage 2 to stage 3	-	-	(211,221)	26,291	211,221	(26,291)	-	-
Transfers from stage 3 to stage 1	1,660	(664)	-	-	(1,660)	664	-	-
Transfers from stage 3 to stage 2	-	-	52,144	(14,371)	(52,144)	14,371	-	-
Remeasurement arising from transfer of stage	(67,839)	66,879	(66,232)	(43,021)	38,500	(275,772)	(95,571)	(251,914)
Remeasurement from remaining in the stage	(1,719,440)	7,812	(84,050)	27,024	(16,635)	(44,480)	(1,820,125)	(9,644)
Remeasurement due to changes in economics factors	-	(2,286)	-	(4,103)	-	8,419	-	2,030
Remeasurement due to changes in model inputs	-	-	-	-	-	-	-	-
Remeasurement due to methodological changes	-	(1,756)	-	(5,150)	-	8,486	-	1,580
New financial assets purchased/originated(1)	2,926,745	(21,654)	915,316	(57,704)	67,467	(45,494)	3,909,528	(124,852)
Financial assets that have been derecognized	(1,780,980)	11,596	(264,866)	12,186	(129,570)	62,077	(2,175,416)	85,859
Charges-off	(863)	29	(25,471)	27,464	(251,570)	250,411	(277,904)	277,904
Foreign Exchange and other movements	(337,265)	1,831	(15,981)	1,573	(7,925)	4,132	(361,171)	7,536
Balance at December 31, 2023	22,553,128	(145,429)	3,293,100	(206,641)	1,430,829	(672,505)	27,277,057	(1,024,575)
(1)	Includes financial assets purchased, originated and restructured.

Mortgage

	Stage1		Stage2		Stage3		Total
	Gross		Gross		Gross		Gross
	carrying	Allowance	carrying	Allowance	carrying	Allowance	carrying	Allowance
In millions of COP
Balance at January 1, 2023	34,067,734	(206,800)	1,997,270	(256,275)	1,306,369	(561,016)	37,371,373	(1,024,091)
Transfers of financial instruments:	(1,226,789)	(46,563)	838,151	32,285	388,638	14,278	-	-
Transfers from stage 1 to stage 2	(1,419,929)	20,379	1,419,929	(20,379)	-	-	-	-
Transfers from stage 1 to stage 3	(330,417)	7,821	-	-	330,417	(7,821)	-	-
Transfers from stage 2 to stage 1	523,311	(74,687)	(523,311)	74,687	-	-	-	-
Transfers from stage 2 to stage 3	-	-	(306,993)	52,110	306,993	(52,110)	-	-
Transfers from stage 3 to stage 1	246	(76)	-	-	(246)	76	-	-
Transfers from stage 3 to stage 2	-	-	248,526	(74,133)	(248,526)	74,133	-	-
Remeasurement arising from transfer of stage	(18,655)	45,186	(8,302)	(84,371)	63,442	(154,335)	36,485	(193,520)
Remeasurement from remaining in the stage	(1,240,204)	(6,873)	(12,416)	(5,955)	(20,842)	(125,459)	(1,273,462)	(138,287)
Remeasurement due to changes in economics factors	-	(8,108)	-	(1,386)	-	-	-	(9,494)
Remeasurement due to changes in model inputs	-	-	-	-	-	-	-	-
Remeasurement due to methodological changes	-	54,756	-	17,730	-	58,972	-	131,458
New financial assets purchased/originated(1)	5,361,515	(36,938)	102,552	(19,513)	37,864	(11,435)	5,501,931	(67,886)
Financial assets that have been derecognized	(1,428,077)	11,130	(69,961)	10,885	(106,100)	53,259	(1,604,138)	75,274
Charges-off	(2,088)	8	(2,446)	497	(123,998)	128,027	(128,532)	128,532
Foreign Exchange and other movements	(3,302,788)	9,287	(216,194)	21,182	(134,267)	44,339	(3,653,249)	74,808
Balance at December 31, 2023	32,210,648	(184,915)	2,628,654	(284,921)	1,411,106	(553,370)	36,250,408	(1,023,206)
(1)	Includes financial assets purchased, originated and restructured.

Small business loans

	Stage1		Stage2		Stage3		Total
	Gross		Gross		Gross		Gross
	carrying	Allowance	carrying	Allowance	carrying	Allowance	carrying	Allowance
In millions of COP
Balance at January 1, 2023	1,093,973	(28,564)	135,528	(29,024)	98,575	(67,447)	1,328,076	(125,035)
Transfers of financial instruments:	(210,552)	3,957	155,467	(680)	55,085	(3,277)	-	-
Transfers from stage 1 to stage 2	(177,024)	4,932	177,024	(4,932)	-	-	-	-
Transfers from stage 1 to stage 3	(46,849)	2,745	-	-	46,849	(2,745)	-	-
Transfers from stage 2 to stage 1	13,169	(3,625)	(13,169)	3,625	-	-	-	-
Transfers from stage 2 to stage 3	-	-	(17,243)	5,043	17,243	(5,043)	-	-
Transfers from stage 3 to stage 1	152	(95)	-	-	(152)	95	-	-
Transfers from stage 3 to stage 2	-	-	8,855	(4,416)	(8,855)	4,416	-	-
Remeasurement arising from transfer of stage	(2,939)	2,268	(4,798)	(5,519)	(8,155)	(58,743)	(15,892)	(61,994)
Remeasurement from remaining in the stage	(133,210)	5,932	(9,475)	(7,767)	(94)	(9,821)	(142,779)	(11,656)
Remeasurement due to changes in economics factors	-	(3,185)	-	(882)	-	24	-	(4,043)
Remeasurement due to changes in model inputs	-	-	-	-	-	-	-	-
Remeasurement due to methodological changes	-	(14,202)	-	3,792	-	2,808	-	(7,602)
New financial assets purchased/originated(1)	395,777	(29,237)	31,394	(8,643)	32,093	(28,378)	459,264	(66,258)
Financial assets that have been derecognized	(220,594)	5,021	(13,738)	3,545	(12,904)	9,549	(247,236)	18,115
Charges-off	(17,840)	1,787	(17,376)	7,174	(46,060)	72,315	(81,276)	81,276
Foreign Exchange and other movements	(130,044)	993	(16,699)	3,139	(8,397)	5,047	(155,140)	9,179
Balance at December 31, 2023	774,571	(55,230)	260,303	(34,865)	110,143	(77,923)	1,145,017	(168,018)
(1)	Includes financial assets purchased, originated and restructured.

Variation December 2022 vs December 2021

Stage 1 (12-month expected credit losses)

The exposure value in stage 1 increased by COP 51,669,823 and the loss allowance increased by COP 420,975. The growth of the portfolio at this stage is mainly due to newly granted loans and clients demonstrating good payment behavior post-pandemic, returning to Stage 1. The increase in the loss allowance is primarily due to a more unfavorable macroeconomic expectation where the provision is impacted by lower economic growth and a trend of high interest rates.

Stage 2 (Lifetime expected credit losses)

The exposure value in stage 2 decreased by COP 643,314 and the loss allowance also decreased by COP 178,706. The decrease in exposure is mainly explained by specific loan migrations from Stage 2 to Stage 1 of clients in the agro-industrial sector for a value of COP 658,486, customers transitioning out of medium risk monitoring due to exhibiting improved credit performance, and clients who conclude their financial relief due to COVID-19 and exhibit favorable payment behavior, transitioning to Stage 1. The loss allowance decrease is mainly due to the migration of clients between stages and the movement of the loss allowance from debtors ending their financial relief.

Stage 3 (Lifetime expected credit losses)

The exposure at default in stage 3 decreased by COP 1,426,253 and the loss allowance decreased by COP 627,111. The variation in exposure is mainly due to a higher level of write-offs (going off balance sheet) and clients leaving AEC (Special Client Administration Watchlist) level 3 due to better sector performance. The decrease of loss allowance is in accordance with the decrease in exposure.

As of December 31, 2022

Commercial

	Stage1		Stage2		Stage3		Total
	Gross		Gross		Gross		Gross
	carrying	Allowance	carrying	Allowance	carrying	Allowance	carrying	Allowance
In millions of COP
Balance at January 1, 2022	97,000,580	(745,898)	8,335,781	(917,747)	9,575,482	(6,149,378)	114,911,843	(7,813,023)
Transfers of financial instruments:	(1,000,903)	(55,842)	164,928	(58,355)	835,975	114,197	-	-
Transfers from stage 1 to stage 2	(1,826,599)	40,086	1,826,599	(40,086)	-	-	-	-
Transfers from stage 1 to stage 3	(495,556)	24,385	-	-	495,556	(24,385)	-	-
Transfers from stage 2 to stage 1	1,318,572	(115,364)	(1,318,572)	115,364	-	-	-	-
Transfers from stage 2 to stage 3	-	-	(791,245)	85,224	791,245	(85,224)	-	-
Transfers from stage 3 to stage 1	2,680	(4,949)	-	-	(2,680)	4,949	-	-
Transfers from stage 3 to stage 2	-	-	448,146	(218,857)	(448,146)	218,857	-	-
Remeasurement arising from transfer of stage	(418,622)	102,555	(288,452)	(3,163)	(200,663)	(692,420)	(907,737)	(593,028)
Remeasurement from remaining in the stage	(8,259,356)	121,886	(250,538)	53,997	67,232	(563,580)	(8,442,662)	(387,697)
Remeasurement due to changes in economics factors	-	(37,926)	-	157,149	-	(7,695)	-	111,528
Remeasurement due to changes in model inputs	-	-	-	-	-	-	-	-
Remeasurement due to methodological changes	-	98,728	-	92,122	-	53,754	-	244,604
New financial assets purchased/originated(1)	71,027,870	(323,336)	1,638,849	(256,104)	1,671,567	(1,147,222)	74,338,286	(1,726,662)
Financial assets that have been derecognized	(38,422,512)	190,804	(2,625,441)	208,049	(1,966,963)	1,163,837	(43,014,916)	1,562,690
Charges-off	(19,378)	1,330	(48,003)	26,417	(1,675,514)	1,715,148	(1,742,895)	1,742,895
Foreign Exchange and other movements	6,623,183	(17,560)	1,135,311	(54,093)	637,440	(339,959)	8,395,934	(411,612)
Balance at December 31, 2022	126,530,862	(665,259)	8,062,435	(751,728)	8,944,556	(5,853,318)	143,537,853	(7,270,305)
(1)	Includes financial assets purchased, originated and restructured.

Consumer

	Stage1		Stage2		Stage3		Total
	Gross		Gross		Gross		Gross
	carrying	Allowance	carrying	Allowance	carrying	Allowance	carrying	Allowance
In millions of COP
Balance at January 1, 2022	41,773,555	(1,402,277)	3,927,387	(1,800,518)	2,662,098	(2,102,472)	48,363,040	(5,305,267)
Transfers of financial instruments:	(2,023,245)	(175,533)	937,915	147,486	1,085,330	28,047	-	-
Transfers from stage 1 to stage 2	(2,205,274)	126,781	2,205,274	(126,781)	-	-	-	-
Transfers from stage 1 to stage 3	(981,411)	64,937	-	-	981,411	(64,937)	-	-
Transfers from stage 2 to stage 1	1,086,524	(298,371)	(1,086,524)	298,371	-	-	-	-
Transfers from stage 2 to stage 3	-	-	(379,978)	129,687	379,978	(129,687)	-	-
Transfers from stage 3 to stage 1	76,916	(68,880)	-	-	(76,916)	68,880	-	-
Transfers from stage 3 to stage 2	-	-	199,143	(153,791)	(199,143)	153,791	-	-
Remeasurement arising from transfer of stage	(206,572)	336,478	(191,232)	(135,684)	511,818	(2,497,603)	114,014	(2,296,809)
Remeasurement from remaining in the stage	(3,215,778)	(89,383)	(38,099)	(206,202)	(268,082)	93,183	(3,521,959)	(202,402)
Remeasurement due to changes in economics factors	-	39,672	-	241,992	-	(2,512)	-	279,152
Remeasurement due to changes in model inputs	-	-	-	-	-	-	-	-
Remeasurement due to methodological changes	-	23,381	-	(78,241)	-	785	-	(54,075)
New financial assets purchased/originated(1)	23,609,797	(987,792)	1,919,811	(715,751)	943,121	(759,058)	26,472,729	(2,462,601)
Financial assets that have been derecognized	(10,128,838)	286,762	(668,543)	215,579	(149,520)	122,025	(10,946,901)	624,366
Charges-off	(698,744)	233,953	(916,801)	615,728	(2,172,972)	2,938,836	(3,788,517)	3,788,517
Foreign Exchange and other movements	2,400,768	(89,102)	318,483	(153,271)	177,064	(175,643)	2,896,315	(418,016)
Balance at December 31, 2022	51,510,943	(1,823,841)	5,288,921	(1,868,882)	2,788,857	(2,354,412)	59,588,721	(6,047,135)
(1)	Includes financial assets purchased, originated and restructured.

Financial leases

	Stage1		Stage2		Stage3		Total
	Gross		Gross		Gross		Gross
	carrying	Allowance	carrying	Allowance	carrying	Allowance	carrying	Allowance
In millions of COP
Balance at January 1, 2022	19,927,472	(142,954)	3,198,182	(314,149)	1,993,974	(1,063,964)	25,119,628	(1,521,067)
Transfers of financial instruments:	59,490	(79,666)	(118,703)	57,312	59,213	22,354	-	-
Transfers from stage 1 to stage 2	(626,697)	16,913	626,697	(16,913)	-	-	-	-
Transfers from stage 1 to stage 3	(102,499)	3,810	-	-	102,499	(3,810)	-	-
Transfers from stage 2 to stage 1	779,795	(98,964)	(779,795)	98,964	-	-	-	-
Transfers from stage 2 to stage 3	-	-	(143,173)	19,624	143,173	(19,624)	-	-
Transfers from stage 3 to stage 1	8,891	(1,425)	-	-	(8,891)	1,425	-	-
Transfers from stage 3 to stage 2	-	-	177,568	(44,363)	(177,568)	44,363	-	-
Remeasurement arising from transfer of stage	(74,495)	86,331	(23,270)	(22,332)	46,660	(164,292)	(51,105)	(100,293)
Remeasurement from remaining in the stage	(1,380,295)	10,504	(74,988)	49,130	(38,739)	2,788	(1,494,022)	62,422
Remeasurement due to changes in economics factors	-	(14,991)	-	1,612	-	(8,667)	-	(22,046)
Remeasurement due to changes in model inputs	-	-	-	-	-	-	-	-
Remeasurement due to methodological changes	-	19,160	-	(19,451)	-	(9,455)	-	(9,746)
New financial assets purchased/originated(1)	5,358,579	(38,976)	587,957	(35,776)	33,567	(17,606)	5,980,103	(92,358)
Financial assets that have been derecognized	(1,362,963)	10,976	(399,179)	28,647	(585,828)	463,171	(2,347,970)	502,794
Charges-off	(264)	4	(19,361)	19,127	(156,782)	157,276	(176,407)	176,407
Foreign Exchange and other movements	1,039,020	(1,716)	21,647	(3,040)	6,822	(4,431)	1,067,489	(9,187)
Balance at December 31, 2022	23,566,544	(151,328)	3,172,285	(238,920)	1,358,887	(622,826)	28,097,716	(1,013,074)
(1)	Includes financial assets purchased, originated and restructured.

Mortgage

	Stage1		Stage2		Stage3		Total
	Gross		Gross		Gross		Gross
	carrying	Allowance	carrying	Allowance	carrying	Allowance	carrying	Allowance
In millions of COP
Balance at January 1, 2022	25,447,635	(140,843)	3,654,710	(260,867)	1,544,442	(659,348)	30,646,787	(1,061,058)
Transfers of financial instruments:	2,074,437	(61,050)	(2,522,248)	30,734	447,811	30,316	-	-
Transfers from stage 1 to stage 2	(745,136)	15,839	745,136	(15,839)	-	-	-	-
Transfers from stage 1 to stage 3	(207,362)	4,437	-	-	207,362	(4,437)	-	-
Transfers from stage 2 to stage 1	3,021,745	(80,567)	(3,021,745)	80,567	-	-	-	-
Transfers from stage 2 to stage 3	-	-	(445,019)	31,802	445,019	(31,802)	-	-
Transfers from stage 3 to stage 1	5,190	(759)	-	-	(5,190)	759	-	-
Transfers from stage 3 to stage 2	-	-	199,380	(65,796)	(199,380)	65,796	-	-
Remeasurement arising from transfer of stage	(34,494)	69,980	(26,095)	(40,822)	105,748	(309,941)	45,159	(280,783)
Remeasurement from remaining in the stage	(1,265,193)	(611)	406,332	(924)	(448,715)	(14,146)	(1,307,576)	(15,681)
Remeasurement due to changes in economics factors	-	(21,123)	-	54,802	-	32	-	33,711
Remeasurement due to changes in model inputs	-	-	-	-	-	-	-	-
Remeasurement due to methodological changes	-	(11,559)	-	(22,449)	-	(2,081)	-	(36,089)
New financial assets purchased/originated(1)	7,407,685	(46,935)	74,121	(15,026)	23,675	(9,646)	7,505,481	(71,607)
Financial assets that have been derecognized	(1,772,230)	11,975	(146,498)	11,697	(173,986)	95,882	(2,092,714)	119,554
Charges-off	(3,449)	283	(1,206)	1,174	(341,336)	344,534	(345,991)	345,991
Foreign Exchange and other movements	2,213,343	(6,917)	558,154	(14,594)	148,730	(36,618)	2,920,227	(58,129)
Balance at December 31, 2022	34,067,734	(206,800)	1,997,270	(256,275)	1,306,369	(561,016)	37,371,373	(1,024,091)
(1)	Includes financial assets purchased, originated and restructured.

Small business loans

	Stage1		Stage2		Stage3		Total
	Gross		Gross		Gross		Gross
	carrying	Allowance	carrying	Allowance	carrying	Allowance	carrying	Allowance
In millions of COP
Balance at January 1, 2022	950,991	(22,845)	183,693	(30,255)	147,501	(110,967)	1,282,185	(164,067)
Transfers of financial instruments:	(70,809)	(1,260)	17,756	3,557	53,053	(2,297)	-	-
Transfers from stage 1 to stage 2	(68,581)	2,098	68,581	(2,098)	-	-	-	-
Transfers from stage 1 to stage 3	(44,815)	1,960	-	-	44,815	(1,960)	-	-
Transfers from stage 2 to stage 1	38,613	(4,608)	(38,613)	4,608	-	-	-	-
Transfers from stage 2 to stage 3	-	-	(18,528)	3,684	18,528	(3,684)	-	-
Transfers from stage 3 to stage 1	3,974	(710)	-	-	(3,974)	710	-	-
Transfers from stage 3 to stage 2	-	-	6,316	(2,637)	(6,316)	2,637	-	-
Remeasurement arising from transfer of stage	(4,527)	4,802	(8,173)	(4,465)	(9,736)	(52,103)	(22,436)	(51,766)
Remeasurement from remaining in the stage	(42,292)	(505)	(89,440)	1,278	(14,946)	2,472	(146,678)	3,245
Remeasurement due to changes in economics factors	-	(435)	-	3,752	-	(71)	-	3,246
Remeasurement due to changes in model inputs	-	-	-	-	-	-	-	-
Remeasurement due to methodological changes	-	49	-	(448)	-	(1,704)	-	(2,103)
New financial assets purchased/originated(1)	463,403	(14,534)	42,588	(10,982)	24,050	(19,183)	530,041	(44,699)
Financial assets that have been derecognized	(279,820)	4,489	(21,195)	3,584	(31,532)	21,334	(332,547)	29,407
Charges-off	(12,781)	2,895	(16,004)	6,857	(82,307)	101,340	(111,092)	111,092
Foreign Exchange and other movements	89,808	(1,220)	26,303	(1,902)	12,492	(6,268)	128,603	(9,390)
Balance at December 31, 2022	1,093,973	(28,564)	135,528	(29,024)	98,575	(67,447)	1,328,076	(125,035)
(1)	Includes financial assets purchased, originated and restructured.